Convertible Preferred Stock Warrants	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Convertible Preferred Stock Warrants

Note 6. Convertible Preferred Stock Warrants

In 2010 and 2012, in conjunction with the related party convertible note financings, the Company issued preferred stock warrants. The number of shares for which the warrant may be exercised is to be determined by dividing an amount equal to 25% of the unpaid principal by (a) 75% of the price per share of the equity securities issued in the next round of equity financing under certain conditions or (b) if converting into Series C preferred stock, $16.20 per share. The exercise price for the warrant is 75% of the price per share of equity securities issued in such financing or $16.20 per share if converted into the Series C preferred stock. The warrants are immediately exercisable and will expire 10 years from the original issuance date. The Company re-measured the associated fair value of the convertible preferred stock warrant liability at each reporting period.

As of December 31, 2013, the Company used a Monte Carlo simulation to calculate the fair value of its convertible preferred stock warrant liability using the following inputs:

December 31, 2013
Volatility	38% - 47%
Expected Term (years)	0.75 - 2.00
Expected dividend yield	0.0%
Risk-free rate	0.12% - 0.38%

In addition to the assumptions above, the Company’s estimated fair value of the convertible preferred stock warrant liability is calculated using other key assumptions including the probability and value of the next equity financing, enterprise value, and discount for lack of marketability. Management, with the assistance of an independent valuation firm, makes these subjective determinations based on available current information; however, as such information changes, so might management’s determinations and such changes could have a material impact of future operating results.

The Company changed the methodology described above to calculate the fair value of its preferred stock warrant upon the IPO, as all of preferred stock warrants converted into warrants to purchase shares of common stock and the IPO was completed. The Company used a Black Scholes model to calculate the value of these warrants on November 18, 2014 using the following inputs:

November 18, 2014
Volatility	61% - 71.2%
Contractual Term (years)	4.5 - 7.5
Expected dividend yield	0.0%
Risk-free rate	1.50% - 2.09%
Stock Price	$4.00
Exercise Price	$4.87 - $21.60

As of December 31, 2013 and November 18, 2014 (IPO date), outstanding convertible preferred stock warrants consisted of:

Issuance date	Contractual Term	Exercise price per share	Number of shares underlying warrant	Fair Value at December 31, 2013	Fair Value at November 18, 2014
January 2009	10 years	$21.60	9,259	$42,444	2,911
2010/2012	10 years	Adjustable	Adjustable	1,422,433	1,217,808

Total				$1,464,877	1,220,719

The decrease in the fair value of the 2009 and 2010/2012 warrants between 12/31/2013 and the IPO date of $244,151 was recorded as other income during the year ended December 31, 2014. In connection with the completion of the Company’s IPO, the 2009 and 2010/2012 outstanding warrants to purchase convertible preferred stock converted into warrants to purchase 523,867 shares of the Company’s common stock with an exercise price of $4.87 and are no longer subject to adjustment to fair value as they were reclassified to permanent equity upon conversion.

In addition to the above, the preferred stock warrants that were issued in connection with the Company’s 2014 convertible promissory notes expired upon the IPO. The fair value of the preferred stock warrant liability related to the 2014 notes was derecognized as a liability and accordingly the Company recorded a gain of $967,234 as other income during the year ended December 31, 2014.

As of December 31, 2013 all warrants issued by the Company prior to the IPO were issued to related parties consisting of investors and the Chairman of the Board.

Upon the IPO, the January 2009 warrants became exercisable for 9,259 of the Company’s common stock, with an exercise price of $21.60.